Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	1.60%	1.50%
United States Real GDP year-over-year growth	1.70%
Canadian unemployment rate	8.70%	6.10%
United States unemployment rate	7.40%
Canadian Housing Price Index growth	2.40%	1.60%
S&P 500 Index growth rate	5.60%	5.00%
West Texas Intermediate Oil Price	$ 42	$ 60
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	3.80%	1.80%
United States Real GDP year-over-year growth	3.50%
Canadian unemployment rate	6.70%	5.90%
United States unemployment rate	4.70%
Canadian Housing Price Index growth	3.00%	2.20%
S&P 500 Index growth rate	4.80%	4.70%
West Texas Intermediate Oil Price	$ 53	$ 60
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	3.60%	2.30%
United States Real GDP year-over-year growth	3.00%
Canadian unemployment rate	7.40%	5.50%
United States unemployment rate	5.10%
Canadian Housing Price Index growth	11.20%	4.80%
S&P 500 Index growth rate	11.20%	8.20%
West Texas Intermediate Oil Price	$ 51	$ 67
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	4.60%	2.50%
United States Real GDP year-over-year growth	4.20%
Canadian unemployment rate	5.90%	5.50%
United States unemployment rate	3.50%
Canadian Housing Price Index growth	10.40%	4.00%
S&P 500 Index growth rate	7.70%	6.60%
West Texas Intermediate Oil Price	$ 60	$ 74
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	0.03%	0.60%
United States Real GDP year-over-year growth	(0.60%)
Canadian unemployment rate	9.50%	6.40%
United States unemployment rate	9.20%
Canadian Housing Price Index growth	(6.90%)	(2.20%)
S&P 500 Index growth rate	(3.50%)	(3.70%)
West Texas Intermediate Oil Price	$ 34	$ 47
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	2.00%	0.80%
United States Real GDP year-over-year growth	1.70%
Canadian unemployment rate	8.40%	6.50%
United States unemployment rate	7.30%
Canadian Housing Price Index growth	(0.80%)	(0.80%)
S&P 500 Index growth rate	(5.30%)	(10.30%)
West Texas Intermediate Oil Price	$ 39	$ 43